ASSETS HELD FOR SALE (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
PROPERTY AND EQUIPMENT
Total assets held for sale	$ 40,980	$ 61,064
Total liabilities held for sale	980	1,064
Restoration provision associated with assets held for sale
PROPERTY AND EQUIPMENT
Total liabilities held for sale	980	1,064
Eagle Ford assets
PROPERTY AND EQUIPMENT
Total assets held for sale	$ 40,980	$ 61,064